TAXATION (Tables)	3 Months Ended
Sep. 30, 2023
TAXATION
Schedule of current tax

	09/30/2023	09/30/2022
Current tax expense	(6,457,134)	(6,020,201)
Deferred tax	6,028,094	1,007,558
Total	(429,040)	(5,012,643)

Schedule of net deferred tax

	09/30/2023	09/30/2022
Beginning of the period deferred tax	(28,472,383)	(24,994,569)
Additions for business combination	—	(16,704,770)
Charge for the period	6,028,094	1,007,558
Conversion difference	(3,718,889)	(261,014)
Total net deferred tax	(26,163,178)	(40,952,795)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	09/30/2023	09/30/2022
Earning before income tax-rate	(2,249,424)	8,924,643
Income tax expense by applying tax rate in force in the respective countries	(1,721,853)	(5,739,069)
Share of profit or loss of subsidiaries, joint ventures and associates	530,177	313,280
Stock options charge	(1,226,796)	(57,818)
Non-deductible expenses	(383,074)	(805,883)
Unrecognized deferred tax	—	(895,896)
Tax inflation adjustment	4,826,023	1,822,594
Result of inflation effect on monetary items and other finance results	(2,352,623)	213,857
Others	(100,894)	136,292
Income tax expenses	(429,040)	(5,012,643)